Cover	Apr. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2026
Entity File Number	000-21477
Entity Registrant Name	AWAYSIS CAPITAL, INC.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Lakeside Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(855)
Local Phone Number	795-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false